                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 ----------------------------------
   Address:
                 ----------------------------------
                 111 West Jackson Blvd., Suite 2000
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ William J. Shimanek         Chicago, Illinois      3/10/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  NONE

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         126
                                        --------------------

Form 13F Information Table Value Total:       562,719
                                        --------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                    09/30/05

Column 1                Column 2       Column 3   Column 4         Column 5       Column 6     Column 7            Column 8
----------------------- -------------- ---------- -------- ---------------------- ------------ ---------- -------------------------
                                                  VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS CUSIP      (X$1000) PRN AMT    PRN  CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES
 INC                    Bond           007903AF4      5133    1500000 PNR         SOLE                       1500000
AGILENT TECHNOLOGIES    COM            00846U101       868      26509 SH          SOLE                         26509
ALBERTSONS INC          COM            013104104       331      12900      CALL   SOLE                           N/A
ALBERTSON'S INC         COM            013104104        26       1000 SH          SOLE                          1000
AK STL HLDG CORP        COM            015471082       184      21500 SH          SOLE                         21500
ALLERGAN INC.           COM            018490102       137       1500 SH          SOLE                          1500
AMAZON COM INC          Bond           023135AF3      2445    2500000 PNR         SOLE                       2500000
AMERICREDIT CP          COM            03060R101       131       5500 SH          SOLE                          5500
AMERICREDIT CORP        COM            03060RAM3       201      70000      CALL   SOLE                           N/A
AMKOR TECHNOLOGY INC    COM            031652100       109      25000 SH          SOLE                         25000
ANIXTER INTL INC        Bond           035290AG0      1423    2500000 PNR         SOLE                       2500000
AON CORP                Bond           037389AT0      3049    2000000 PNR         SOLE                       2000000
AQUILA INC              COM            03840P102      1196     302000 SH          SOLE                        302000
ATHEROGENICS INC        COM            047439954      4008     250000      PUT    SOLE                           N/A
ATHEROGENICS INC        Bond           047439AB0      6138    5000000 PNR         SOLE                       5000000
AUTOZONE INC            COM            053332902       450       5400      CALL   SOLE                           N/A
AVAYA INC.              COM            053499109       103      10000 SH          SOLE                         10000
BAXTER INTL INC         Pref. Stock    071813406       354       6200             SOLE                          6200
BEA SYS INC             Bond           073325AD4      1978    2000000 PNR         SOLE                       2000000
BIOVAIL CORP            COM            090673909       673      28800      CALL   SOLE                           N/A
BLACK & DECKER CORP     COM            091797900       616       7500      CALL   SOLE                           N/A
CBRL GROUP INC          Bond           12489VAB2      4997   11000000 PNR         SOLE                      11000000
CMS ENERGY CORP         COM            125896950       673      40900      PUT    SOLE                           N/A
CSX CORP                Bond           126408GA5      9121   10000000 PNR         SOLE                      10000000
CALPINE CORP            COM            131347956       229      63600      PUT    SOLE                           N/A
CAMPBELL SOUP CO        COM            134429909       446      15000      CALL   SOLE                           N/A
CARNIVAL CORP           Bond           143658AS1     39449   47500000 PNR         SOLE                      47500000
CENDANT CORP            COM            151313903       645      31700      CALL   SOLE                           N/A
CENTERPOINT ENERGY INC  Bond           15189TAM9      4636    3500000 PNR         SOLE                       3500000
CENTURYTEL INC          COM            156700906       210       6000      CALL   SOLE                           N/A
CHARTER COMMUNICATIONS
 INC D                  COM            16133R956        60      40000      PUT    SOLE                           N/A
CHESAPEAKE ENERGY CORP  COM            165167107       643      16800 SH          SOLE                         16800
CHESAPEAKE ENERGY CORP  Pref. Stock    165167800        71        300             SOLE                           300
CIBER INC               COM            17163B952        97      13000      PUT    SOLE                           N/A
CIBER INC               Bond           17163BAB8      5309    6000000 PNR         SOLE                       6000000
CIENA CORP              Bond           171779AA9      3754    4100000 PNR         SOLE                       4100000
CIENA CORP              COM            171779AA9        64      24300      PUT    SOLE                           N/A
COCA COLA CO            COM            191216900       390      20000      CALL   SOLE                           N/A
COMPUTER SCIENCES CORP  COM            205363904       473      10000      CALL   SOLE                           N/A
CONAGRA FOODS INC       COM            205887102      1040      42000      CALL   SOLE                           N/A
CONNETICS CORP          Bond           208192AB0      4334    4500000 PNR         SOLE                       4500000
CONTINENTAL AIRLS INC   COM            210795908       145      15000      CALL   SOLE                           N/A
CONTINENTAL AIRLS INC   Bond           210795PJ3      2895    4000000 PNR         SOLE                       4000000
COOPER CAMERON CORP     COM            216640102      5951      80500 SH          SOLE                         80500
COVAD COMMUNICATIONS
 GROUP I                Bond           222814AR6      1496    2250000 PNR         SOLE                       2250000
CREDENCE SYS CORP       COM            225302958       482      60400      PUT    SOLE                           N/A
DANAHER CORP DEL        Bond           235851AF9     20467   25690000 PNR         SOLE                      25690000
DISNEY WALT CO          COM            254687906       613      25400      CALL   SOLE                           N/A
DUKE ENERGY CORP        Bond           264399EJ1      8628    7000000 PNR         SOLE                       7000000
EL PASO CORP            COM            28336L109       192      13800 SH          SOLE                         13800
EL PASO CORP            COM            28336L959     10285     739900      PUT    SOLE                           N/A
ELECTRONICS FOR IMAGING COM            286082952       229      10000      PUT    SOLE                           N/A

                                    09/30/05

Column 1                Column 2       Column 3   Column 4         Column 5       Column 6     Column 7            Column 8
----------------------- -------------- ---------- -------- ---------------------- ------------ ---------- -------------------------
                                                  VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS CUSIP      (X$1000) PRN AMT    PRN  CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC DEL         Warrant        30212P121       843      96300             SOLE                           N/A
FAIR ISAAC CORP         COM            303250104       258       5760 SH          SOLE                          5760
FRANKLIN RES INC        Bond           354613AC5     16797   21373000 PNR         SOLE                      21373000
FRIEDMAN BILLINGS
 RAMSEY GRO             COM            358434958       600      58900      PUT    SOLE                           N/A
HERCULES INC            COM            427056956       367      30000      PUT    SOLE                           N/A
HUMAN GENOME SCIENCES
 INC                    Bond           444903AH1       985    1000000 PNR         SOLE                       1000000
INTL GAME TECHNOLOGY    COM            459902102       618      22900 SH          SOLE                         22900
INTERNATIONAL GAME
 TECHNOLOG              Bond           459902AL6      5727    9000000 PNR         SOLE                       9000000
INTL PAPER CO           COM            460146903       447      15000      CALL   SOLE                           N/A
JAKKS PAC INC           Bond           47012EAB2      2084    2000000 PNR         SOLE                       2000000
KINDRED HEALTHCARE INC  Warrant        494580111      2330      77798             SOLE                           N/A
KINDRED HEALTHCARE INC  Warrant        494580129         3        100             SOLE                           N/A
LAMAR ADVERTISING CO    COM            512815101      2317      51100 SH          SOLE                         51100
LENNOX INTL INC         Bond           526107AB3      3680    2455000 PNR         SOLE                       2455000
LEXMARK INTL NEW        COM            529771107        85       1400 SH          SOLE                          1400
LEXMARK INTL NEW        COM            529771907      1319      21600      CALL   SOLE                           N/A
LEXMARK INTL NEW        COM            529771957      1832      30000      PUT    SOLE                           N/A
LIMITED BRANDS INC      COM            532716907       650      31800      CALL   SOLE                           N/A
LIGAND PHARMACEUTICALS
 INC                    Bond           53220KAB4      4957    3000000 PNR         SOLE                       3000000
LOWES COS INC           Bond           548661CF2     74208   70036000 PNR         SOLE                      70036000
MANOR CARE INC NEW      Bond           564055AK7      3893    3000000 PNR         SOLE                       3000000
MARKEL CORP             Bond           570535AC8     16855   43000000 PNR         SOLE                      43000000
MATTEL INC              COM            577081902       631      37800      CALL   SOLE                           N/A
MAXTOR CORP             COM            577729205       205      46700 SH          SOLE                         46700
MAXTOR CORP             COM            577729955       287      65300      PUT    SOLE                           N/A
MAYTAG CORP             COM            578592907      2303     126100      CALL   SOLE                           N/A
MEDICIS PHARMACEUTICAL
 CORP                   Bond           58470KAA2     11939   10000000 PNR         SOLE                      10000000
MERCURY INTERATIVE CORP COM            589405109        83       2100 SH          SOLE                          2100
MERCURY INTERACTIVE
 CORP                   Bond           589405AB5      1002    1000000 PNR         SOLE                       1000000
MERRILL LYNCH & CO INC  Bond           590188W46      5085    5000000 PNR         SOLE                       5000000
METAL MGMT INC          Warrant        591097134      2154      73009             SOLE                           N/A
MICROSOFT CORP          COM            594918104      8733     339420 SH          SOLE                        339420
MICROSOFT CORP          COM            5949189541     1090     431000      PUT    SOLE                           N/A
NAVISTAR INTL CORP NEW  Bond           63934EAG3      2193    2000000 PNR         SOLE                       2000000
NEKTAR THERAPEUTICS     COM            640268108       373      22000 SH          SOLE                         22000
NEW YORK CMNTY BANCORP
 INC                    COM            649445903       574      35000      CALL   SOLE                           N/A
ODYSSEY RE HLDGS CORP   Bond           67612WAB4      1197    1000000 PNR         SOLE                       1000000
OWENS ILL INC           COM             69076840       353      17100 SH          SOLE                         17100
PACIFICARE HEALTH SYS
 DEL                    Bond           695112AG7     26635    7000000 PNR         SOLE                       7000000
PFIZER INC              COM            717081953       749      30000      PUT    SOLE                           N/A
POWERWAVE TECHNOLOGIES
 INC                    COM            739363959      1512     116400      PUT    SOLE                           N/A
POWERWAVE TECHNOLOGIES
 INC                    Bond           739363AB5      6671    5180000 PNR         SOLE                       5180000
PRIDE INTL INC DEL      COM            74153Q102      3883     136200 SH          SOLE                        136200
PROVIDIAN FINL CORP     COM            74406A102     11610     656668 SH          SOLE                        656668
PROVIDIAN FINL CORP     COM            74406A952     14162     801000      PUT    SOLE                           N/A
QUALCOM                 COM            747525103      1763      39400 SH          SOLE                         39400
QUALCOMM INC            COM            747525953      8100     181000      PUT    SOLE                           N/A
RESMED INC              Bond           761152AB3      2238    1697000 PNR         SOLE                       1697000
RITE AID CORP           COM            767754954        62      15900      PUT    SOLE                           N/A
RITE AID CORP           Bond           767754BA1      2478    2500000 PNR         SOLE                       2500000
ROYAL CARIBBEAN CRUISES
 LTD                    Bond           780153AK8     49134   94926000 PNR         SOLE                      94926000
SKS INC                 COM            79377W908       738      39900      CALL   SOLE                           N/A

                                    09/30/05

Column 1                Column 2       Column 3   Column 4         Column 5       Column 6     Column 7            Column 8
----------------------- -------------- ---------- -------- ---------------------- ------------ ---------- -------------------------
                                                  VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS CUSIP      (X$1000) PRN AMT    PRN  CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
SAKS INC                Bond           79377WAL2      6475    5950000 PNR         SOLE                       5950000
SARA LEE CORP           COM            803111103       190      10000 SH          SOLE                         10000
SARA LEE CORP           COM            803111903       758      40000      CALL   SOLE                           N/A
SCHLUMBERGER LTD        COM            806857108      1603      19000 SH          SOLE                         19000
SCHLUMBERGER LTD        COM            806857958      4219      50000      PUT    SOLE                           N/A
SELECTIVE INS GROUP INC Bond           816300AB3     11890   18500000 PNR         SOLE                      18500000
SILICON GRAPHICS INC    Bond           827056AE2      2736    3508000 PNR         SOLE                       3508000
SILICON VA BANCSHARES   Bond           827064AC0      7239    5000000 PNR         SOLE                       5000000
SOUTHWEST AIRLS CO      COM            844741908       297      20000      CALL   SOLE                           N/A
STARWOOD HOTELS&RESORTS
 WRLD                   Bond           85590AAJ3     20888   17750000 PNR         SOLE                      17750000
STEEL DYNAMICS INC      COM            8581191AD2      394      11600 SH          SOLE                         11600
SUPERVALU INC           COM            868536903       342      11000      CALL   SOLE                           N/A
TJX COS INC NEW         Bond           872540AL3      3063    4000000 PNR         SOLE                       4000000
TEKELEC                 COM            879101953       381      18200      PUT    SOLE                           N/A
TYSON FOODS INC         COM            902494903       181      10000      CALL   SOLE                           N/A
TYCO INTL GROUP SA      Bond           902118BF4      6752    5500000 PNR         SOLE                       5500000
UNIVERSAL HEALTH SVCS
 INC                    Bond           913903AL4      5762    9990000 PNR         SOLE                       9990000
VIACOM INC              COM            925524308       264       8000 SH          SOLE                          8000
WABASH NATL CORP        Bond           929566AD9      1184    1000000 PNR         SOLE                       1000000
WALTER INDS INC         Bond           93317QAC9      2808    1000000 PNR         SOLE                       1000000
WASTE CONNECTIONS INC   Bond           941053AE0      8554    7500000 PNR         SOLE                       7500000
WESTWOOD ONE INC        COM            961815957       368      18500      PUT    SOLE                           N/A